Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	1.85975%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,910,276.45

Principal:
Principal Collections	$17,461,231.56
Prepayments in Full	$8,296,899.62
Liquidation Proceeds	$286,987.34
Recoveries	$49,054.22
Sub Total	$26,094,172.74
Collections	$28,004,449.19

Purchase Amounts:
Purchase Amounts Related to Principal	$101,958.13
Purchase Amounts Related to Interest	$673.30
Sub Total	$102,631.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,107,080.62

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,107,080.62
Servicing Fee	$601,408.22	$601,408.22	$0.00	$0.00	$27,505,672.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,505,672.40
Interest - Class A-2a Notes	$278,785.62	$278,785.62	$0.00	$0.00	$27,226,886.78
Interest - Class A-2b Notes	$63,694.29	$63,694.29	$0.00	$0.00	$27,163,192.49
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$26,307,292.49
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$26,017,232.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,017,232.16
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$25,924,334.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,924,334.33
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$25,859,781.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,859,781.00
Regular Principal Payment	$23,374,984.54	$23,374,984.54	$0.00	$0.00	$2,484,796.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,484,796.46
Residual Released to Depositor	$0.00	$2,484,796.46	$0.00	$0.00	$0.00
Total		$28,107,080.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,374,984.54
Total					$23,374,984.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,141,655.33	$62.33	$278,785.62	$1.01	$17,420,440.95	$63.34
Class A-2b Notes	$6,233,329.21	$62.33	$63,694.29	$0.64	$6,297,023.50	$62.97
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$23,374,984.54	$22.21	$1,645,891.40	$1.56	$25,020,875.94	$23.77

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$113,021,195.45	0.4109862	$95,879,540.12	0.3486529
Class A-2b Notes	$41,098,616.53	0.4109862	$34,865,287.32	0.3486529
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$626,729,811.98	0.5954055	$603,354,827.44	0.5731988

Pool Information
Weighted Average APR	3.189%	3.180%
Weighted Average Remaining Term	46.33	45.49
Number of Receivables Outstanding	31,636	31,082
Pool Balance	$721,689,869.24	$695,250,649.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$655,976,312.33	$632,204,739.50
Pool Factor	0.6213436	0.5985806

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$63,045,910.37
Targeted Overcollateralization Amount	$91,895,822.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,895,822.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$292,142.72
(Recoveries)		34	$49,054.22
Net Loss for Current Collection Period			$243,088.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4042%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4409%
Second Prior Collection Period			0.7992%
Prior Collection Period			0.4598%
Current Collection Period			0.4117%
Four Month Average (Current and Prior Three Collection Periods)			0.5279%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		962	$4,548,570.36
(Cumulative Recoveries)			$506,165.52
Cumulative Net Loss for All Collection Periods			$4,042,404.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3480%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,728.24
Average Net Loss for Receivables that have experienced a Realized Loss			$4,202.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	316	$7,858,464.23
61-90 Days Delinquent	0.11%	34	$782,372.99
91-120 Days Delinquent	0.03%	6	$229,077.00
Over 120 Days Delinquent	0.03%	8	$240,164.34
Total Delinquent Receivables	1.31%	364	$9,110,078.56

Repossession Inventory:
Repossessed in the Current Collection Period		22	$673,591.42
Total Repossessed Inventory		42	$1,203,171.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1182%
Prior Collection Period			0.1264%
Current Collection Period			0.1544%
Three Month Average			0.1330%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1800%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer